UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/08

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gould Investment Partners LLC
Address:  1235 Westlakes Drive, Suite #280
          Berwyn, PA 19312

Form 13F File Number: 28-12096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Barbara A. Grosso
Title:    Vice President
Phone:    610-540-1306

Signature, Place, and Date of Signing:

  /s/ Barbara A. Grosso            Berwyn, PA                05/08/08
--------------------------     -------------------        -------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-01190                 Russell Company
-----------------        ---------------------------
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           70

Form 13F Information Table Value Total:  $    83,958
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.                   Form 13F File Number                      Name

____                  28-___________________                    NONE

Gould Investment Partners
FORM 13F
31-Mar-08

                                                                                                                Voting Authority
                                                                                                              --------------------
                                                            Value     Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class  CUSIP      (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers    Sole   Shared  None
------------------------------   --------------  ---------  --------  -------  ---  ----  -------  --------   ------  ------  ----
Abaxis, Inc.                     COM             002567105     639     27575   SH          Sole                27575
Arena Resources, Inc.            COM             040049108    3116     80500   SH          Sole                78250    2250
Atlas America, Inc.              COM             049167109    1828     30250   SH          Sole                30250
Atwood Oceanics, Inc.            COM             050095108    2392     26075   SH          Sole                25100     975
Authentec, Inc.                  COM             052660107     329     33100   SH          Sole                33100
Azz Incorporated                 COM             002474104     605     17000   SH          Sole                17000
Berry Petroleum Company          COM             085789105    1674     36000   SH          Sole                36000
Bois D'Arc Energy                COM             09738U103    1386     64500   SH          Sole                64500
Bucyrus International, Inc.      COM             118759109     429      4225   SH          Sole                 4225
Caraco Pharmaceutical Labs Ltd   COM             14075T107     764     42550   SH          Sole                42550
Carrizo Oil & Gas Inc.           COM             144577103    1911     32250   SH          Sole                32250
Cavium Networks, Inc.            COM             14965A101     686     41800   SH          Sole                41800
Cepheid                          COM             15670R107    1603     65725   SH          Sole                65725
Chart Industries, Inc.           COM             16115Q308     727     21475   SH          Sole                21475
Concho Resources, Inc.           COM             20605P101     490     19100   SH          Sole                19100
Concur Technologies, Inc.        COM             206708109     744     23975   SH          Sole                23975
Constant Contact, Inc.           COM             210313102    1045     72175   SH          Sole                72175
Cybersource Corp.                COM             23251J106    1358     92925   SH          Sole                92925
Data Domain, Inc.                COM             23767P109    1791     75250   SH          Sole                75250
EMS Technologies, Inc.           COM             26873N108     825     30400   SH          Sole                30400
Encore Acquisition Co.           COM             29255W100     435     10800   SH          Sole                10800
FTI Consulting, Inc.             COM             302941109    3458     48675   SH          Sole                47250    1425
Fcstone Group, Inc.              COM             31308T100     364     13150   SH          Sole                13150
Flir Systems, Inc.               COM             302445101     955     31725   SH          Sole                31725
HMS Holdings Corporation         COM             40425J101    1553     54400   SH          Sole                54400
Herbalife Ltd.                   COM             G4412G101    1306     27500   SH          Sole                27500
Hornbeck Offshore Services, In   COM             440543106    2305     50475   SH          Sole                48575    1900
II VI, Inc.                      COM             902104108     806     21225   SH          Sole                21225
Illumina, Inc.                   COM             452327109    3829     50450   SH          Sole                49200    1250
Informatica Corporation          COM             45666Q102     935     54800   SH          Sole                54800
Interactive Brokers Group        COM             45841N107     542     21125   SH          Sole                21125
J Crew Group, Inc.               COM             46612H402    1146     25950   SH          Sole                25950
Kansas City Southern             COM             485170302     750     18700   SH          Sole                18700
Koppers Holdings, Inc.           COM             50060P106     962     21700   SH          Sole                21700
LKQ Corporation                  COM             501889208     997     44375   SH          Sole                44375
Luminex Corporation              COM             55027E102     422     21500   SH          Sole                21500
MICROS Systems, Inc.             COM             594901100     571     16950   SH          Sole                16950
ManTech International Corp.      COM             564563104     771     17000   SH          Sole                17000
Mariner Energy, Inc.             COM             56845T305    1118     41375   SH          Sole                41375
Meridian Bioscience, Inc.        COM             589584101    2399     71775   SH          Sole                69175     2600
Natus Medical, Inc.              COM             639050103    1035     57025   SH          Sole                57025
Netflix, Inc.                    COM             64110L106     955     27550   SH          Sole                27550
Neutral Tandem, Inc.             COM             64128B108    1062     58975   SH          Sole                58975
NewMarket Corp.                  COM             651587107    1139     15100   SH          Sole                15100
Oceaneering International, Inc   COM             675232102     649     10300   SH          Sole                10300
Omniture, Inc.                   COM             68212S109     249     10725   SH          Sole                10725
PROS Holding, Inc.               COM             74346Y103     405     32275   SH          Sole                32275
Perrigo Company                  COM             714290103    1958     51900   SH          Sole                51900
Phoenix Tech, Ltd.               COM             719153108    1921    122650   SH          Sole               122650
Polypore International, Inc.     COM             73179V103    1102     53250   SH          Sole                53250
Power Integrations, Inc.         COM             739276103    1295     44275   SH          Sole                44275
Rex Energy Corp.                 COM             761565100    1666    100150   SH          Sole               100150
Robbins & Myers, Inc.            COM             770196103    2625     80400   SH          Sole                77900     2500
Rofin-Sinar Technologies, Inc.   COM             775043102    1439     32050   SH          Sole                32050
Rubicon Technology, Inc.         COM             78112T107    1455     50200   SH          Sole                50200
Superior Energy Services, Inc.   COM             868157108    1853     46775   SH          Sole                46775
Syniverse Holdings, Inc.         COM             87163F106     601     36100   SH          Sole                36100
T-3 Energy Services, Inc.        COM             87306E107    1306     30675   SH          Sole                30675
Techne Corp.                     COM             878377100     889     13200   SH          Sole                13200
Vistaprint Limited               COM             G93762204     372     10650   SH          Sole                10650
Vnus Medical Technologies, Inc   COM             928566108     855     47025   SH          Sole                47025
Vocus, Inc.                      COM             92858J108     329     12475   SH          Sole                12475
Watson Wyatt Worldwide, Inc.     COM             942712100     905     15950   SH          Sole                15950
Website Pros, Inc.               COM             94769V105    1259    128125   SH          Sole               128125
Canadian Solar, Inc.             ADR             136635109    1036     49575   SH          Sole                49575
Core Laboratories N V            ADR             N22717107    1151      9650   SH          Sole                 9650
Gafisa S.A.                      ADR             362607301     927     27775   SH          Sole                27775
JA Solar Holdings Company, Ltd   ADR             466090107    2119    113950   SH          Sole               113950
Jinpan International, Ltd.       ADR             G5138L100     470     15725   SH          Sole                15725
New Oriental Education & Techn   ADR             647581107     962     14825   SH          Sole                14825
REPORT SUMMARY                             70 DATA RECORDS   83958             0      OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED